Prepayment for a property	12 Months Ended
Dec. 31, 2018
Prepayment For Property
18. Prepayment for a property

In 2017, the Group paid the down payment of RMB14.9 million for a property of approximately 1,492 square meters of office space in Wuhan City, Hubei Province from a third party. The remaining payments of RMB14.9 million were paid in 2018 and the total amount of RMB29.8 million was capitalized as property in 2018.